SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Held-to-maturity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Held-to-maturity investments	$ 10,046,645	$ 0
Investment gain from treasury note	$ 174,380	$ 0	$ 0